Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Estimated Fair Values of Long-Term Debt
The external credit rating, coupon rate, and maturity of each security are considered in the valuation, as applicable.

December 31,	2013		2012
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 4.45%, due 2020	$125,000	$130,953	$125,000	$141,771
Notes, 6.1%, due 2041	125,000	141,873	125,000	165,779
Notes, 3.875%, due 2022	250,000	252,485	250,000	277,950
Notes, 4.875%, due 2043	250,000	257,280	—	—
8% Series, due 2026	75,000	96,263	75,000	111,501
Medium-term notes, 7.59% series, due 2017	25,000	28,741	25,000	30,710
Medium-term notes, 7.78% series, due 2022	25,000	30,586	25,000	34,637
Medium-term notes, 7.92% series, due 2027	25,000	31,497	25,000	36,953
Medium-term notes, 6.76% series, due 2027	7,500	8,468	7,500	10,058
Unamortized discount	(5,560)		(3,403)

	901,940		654,097

Revolving credit facility and commercial paper	10,000	10,000	111,000	111,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
5.55% 1999 Series D, due 2038	—	—	8,270	8,375
5.45% 2003 Series C, due 2038	—	—	30,000	30,152
5.25% 2003 Series D, due 2038	20,000	20,150	20,000	20,571
5.80% 2003 Series E, due 2038	—	—	15,000	15,102
5.25% 2004 Series A, due 2034	65,000	64,522	65,000	66,955
5.00% 2004 Series B, due 2033	31,200	30,284	31,200	31,655
4.85% 2005 Series A, due 2035	100,000	95,192	100,000	101,184
4.75% 2006 Series A, due 2036	24,855	22,974	24,855	25,189
Unamortized discount	(2,776)		(3,195)

	438,279		491,130

NPL credit facility	—	—	41,562	41,562
NPL other debt obligations	42,213	42,119	20,721	20,991

	1,392,432		1,318,510
Less: current maturities	(11,105)		(50,137)

Long-term debt, less current maturities	$1,381,327		$1,268,373

Summary of Effective Interest Rates on Variable-Rate IDRBs

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2013	December 31, 2012
2003 Series A	1.43%	1.71%
2008 Series A	1.41%	1.59%
2009 Series A	1.01%	1.14%
Tax-exempt Series A	1.07%	1.25%

Estimated Maturities of Long-Term Debt	Estimated maturities of long-term debt for the next five years are (in thousands):

2014	$11,105
2015	11,100
2016	10,200
2017	42,210
2018	2,598